Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Entity Information [Line Items]
Schedule Of Regulatory Assets And Liabilities
The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2016	2015	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Undercollections of rate riders	$19,959	$8,002	Approximately 1 year(1)
Costs being recovered through base rates	13,953	—	Approximately 1 year(1)
Total current regulatory assets	$33,912	$8,002
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	$218,070	$226,889	Various(2)
Income taxes recoverable through rates	51,131	35,765	Various
Deferred MISO costs	114,359	128,610	Through 2026(3)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	10,193	11,248	Through 2026(1)(4)
Unamortized reacquisition premium on debt	22,501	23,268	Over remaining life of debt
Environmental projects	30,678	16,876	Through 2050(1)(4)
Other miscellaneous	3,778	5,544	To be determined(1)(5)
Total long-term regulatory assets	$450,710	$448,200
Total regulatory assets	$484,622	$456,202
Regulatory Liabilities
Current:
Overcollections of rate riders	$3,311	$24,019	Approximately 1 year(1)
FTRs	4,393	4,150	Approximately 1 year(1)
Total current regulatory liabilities	$7,704	$28,169
Long-term:
ARO and accrued asset removal costs	$668,787	$637,065	Not Applicable
Unamortized investment tax credit	1,507	2,451	Through 2021
Total long-term regulatory liabilities	$670,294	$639,516
Total regulatory liabilities	$677,998	$667,685

(1)	Recovered (credited) per specific rate orders

(2)	IPL receives a return on its discretionary funding

(3)	The majority of these costs are being recovered per specific rate order; recovery for the remaining costs is probable but timing not yet determined

(4)	Recovered with a current return

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Regulatory Assets And Liabilities
The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2016		2015	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Undercollections of rate riders	$19,959	8,002	$8,002	Approximately 1 year(1)
Costs being recovered through base rates	13,953		—	Approximately 1 year(1)
Total current regulatory assets	$33,912		$8,002
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	$218,070		$226,889	Various(2)
Income taxes recoverable through rates	51,131		35,765	Various
Deferred MISO costs	114,359		128,610	Through 2026(3)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	10,193		11,248	Through 2026(1)(4)
Unamortized reacquisition premium on debt	22,501		23,268	Over remaining life of debt
Environmental projects	30,678		16,876	Through 2050(1)(4)
Other miscellaneous	3,778		5,544	To be determined(1)(5)
Total long-term regulatory assets	$450,710		$448,200
Total regulatory assets	$484,622		$456,202
Regulatory Liabilities
Current:
Overcollections of rate riders	$3,311		$24,019	Approximately 1 year(1)
FTRs	4,393		4,150	Approximately 1 year(1)
Total current regulatory liabilities	$7,704		$28,169
Long-term:
ARO and accrued asset removal costs	$668,787		$637,065	Not Applicable
Unamortized investment tax credit	1,507		2,451	Through 2021
Total long-term regulatory liabilities	$670,294		$639,516
Total regulatory liabilities	$677,998		$667,685

(1)	Recovered (credited) per specific rate orders

(2)	IPL receives a return on its discretionary funding

(3)	The majority of these costs are being recovered per specific rate order; recovery for the remaining costs is probable but timing not yet determined

(4)	Recovered with a current return

(5)	A portion of this amount will be recovered over the next two years